INCOME TAX	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 15	-	INCOME TAX

A.	Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2017	2016	2015
Income taxes (tax benefit):
Current taxes:
In Israel	6,251	5,581	6,279
Outside Israel	10,308	10,303	6,089
	16,559	15,884	12,368
Deferred taxes:
In Israel	(1,982)	91	(121)
Outside Israel	(169)	(1,179)	206
	(2,151)	(1,088)	85
Taxes in respect of prior years:
In Israel (*)	1,775	81	369
Outside Israel (**)	1,522	-	-
	3,297	81	369
	17,705	14,877	12,822

(*) During November 2017, the Company has received from the Israeli tax authority ("ITA") tax assessments for the years 2013-2015 amounting to approximately NIS 11 million (approximately US$ 3 million). An amount of NIS 7.2 million (approximately US$ 2 million) due to the timing differences related to the deduction of certain expenses for tax purposes, which was agreed to be deducted in the coming years. The Company recorded an amount of NIS 6.2 million (approximately US$ 1.8 million) as tax expense related to prior periods and a deferred tax benefit in a similar amount. As part of the above tax assessment, the Company was required to pay the ITA an amount of NIS 1.8 million (approximately US$ 0.5 million) as interest expense. Such amount was recognized as part of financing income, net.

(**)During November 2017, one of our subsidiaries in Brazil has received from the Brazilian tax authority ("RFB") a tax assessments for the years 2012-2014 amounting to BRL 10.3 million (approximately US$ 3.1 million), mainly due to an undetectable expenses. Accordingly, our subsidiary recorded an amount of BRL 4.8 million (approximately US$ 1.5 million) as tax expense related to prior periods. As part of the above tax assessment our subsidiary was required to pay an amount of BRL 3.6 million (approximately US$ 1.1 million) as penalty and BRL 1.7 (approximately US$ 0.5 million) as interest expense.

B.	Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985 (the “Inflationary Adjustment Law”)

Until December 31, 2007, the Company and its Israeli subsidiaries reported income for tax purposes in accordance with the provisions of the Inflationary Adjustments Law, whereby taxable income was measured in NIS, adjusted for changes in the Israeli Consumer Price Index where results of operations for tax purposes were measured in terms of earnings in NIS after adjustments for changes in the Israeli Consumer Price Index ("CPI").  Commencing January 1, 2008, this law became void and in its place there are transition provisions, whereby the results of operations for tax purposes are measured on a nominal basis.

C.      The Law for the Encouragement of Capital Investments, 1959 (the "Investment Law")

1.
On December 22, 2016, the Israeli parliament passed the Law for Economic Efficiency (Legislative Amendments for Achieving Budget Objectives in the Budget Years 2017 and 2018) – 2016 (hereinafter – the “Economic Efficiency Law”) and on December 29, 2016, the Law was publicized in the Official Gazette. The Economic Efficiency Law, among other things, reduced the tax rate applicable to a preferred enterprise located in Development Zone A from 9% to 7.5% (the tax rate applicable to a preferred enterprise not located in Development Zone A remained unchanged at 16%). The Economic Efficiency Law also outlined new benefit tracks for preferred technology enterprises.

2.	As of December 31, 2017, only one Israeli subsidiary is entitled to a "Preferred Company" status pursuant to the investment law.

D.	Israeli corporate tax rates

On July 30, 2013, the Israeli parliament approved the Law for the Change in National Priorities (Legislative Amendments to Achieve Budgetary Goals for 2013 and 2014) – 2013 (hereinafter – the “Law for the Change in National Priorities”), which, among other things increased the standard corporate income tax rate from 25% to 26.5% effective as of January 1, 2014.

On January 4, 2016, the full plenum of the Israeli parliament passed the second and third readings of the Amendment to the Israel Income Tax Ordinance (Amendment No. 216) – 2016 (hereinafter – the “Amendment to the Law”) and on January 5, 2016, the Amendment to the Law was publicized in the Official Gazette. The Amendment to the Law stipulates, among other things, that the corporate tax rate would be lowered from 26.5% to 25% commencing from January 1, 2016.

On December 22, 2016, the Israeli parliament (the "Knesset") passed the Law for Economic Efficiency (Legislative Amendments to Achieve Budgetary Goals for the 2017 and 2018 Budget Years) – 2016 (hereinafter – the “Economic Efficiency Law”) and on December 29, 2016, it was publicized in the Official Gazette. The Economic Efficiency Law stipulates, among other things, that the corporate tax rate would be reduced from a rate of 25% to 23% from January 1, 2018 and thereafter.  Regarding the period from the date on which the Economic Efficiency Law went into effect (January 1, 2017) until December 31, 2017, a temporary provision was set down whereby the corporate tax rate will be 24%. In addition, the tax rate on capital gains in real terms and the tax rate applicable to the amount of a betterment in real terms were reduced by the same percentages.

This change of tax rate did not have material effect on the deferred tax assets of the Company and its Israeli subsidiaries as of December 31, 2016.

E.	Non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws and rates in their country of residence.

F.	Use of assumptions and judgments

The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and can be ambiguous; the Company is, therefore, obliged to make many subjective assumptions and judgments regarding the application of such laws and regulations to its facts and circumstances. In addition, interpretations of and guidance surrounding income tax laws and regulations are subject to changes over time. Any changes in the Company's subjective assumptions and judgments could materially affect amounts recognized in its consolidated balance sheets and statements of income.

G.	Tax assessments

The Company and a certain Israeli subsidiary have received final tax assessments through the 2015 tax year.  One of the subsidiaries in Brazil has received final tax assessments through the 2015 tax year.  The other subsidiaries have not yet been assessed since incorporation.

H.      Carry forward foreign tax credits and tax losses

As of December 31, 2017, the Company's non-Israeli subsidiary in the United States has available carry forward foreign tax credits in an amount of approximately US$ 3.6 million. Most of such carry forward tax credits may be utilized until 2022.

I.	The following is reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2017	2016	2015
Pretax income	55,546	50,054	41,833
Statutory tax rate	24%	25%	26.5%
Tax computed at the ordinary tax rate	13,331	12,514	11,086
Nondeductible expenses (income)	(815)	766	526
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	243	(151)	831
Deductible financial expenses recorded to other comprehensive income	(113)	90	(439)
Tax adjustment in respect of different tax rates	3,119	2,040	1,411
Taxes in respect of withholding at the source from royalties and dividends	542	95	78
Adjustment in respect of tax rate deriving from “approved enterprises”	(436)	(501)	(405)
Others	1,834	24	(266)
	17,705	14,877	12,822

J.	Summary of deferred taxes

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2017	2016
Deferred taxes
Provision for employee related obligations	276	166
Provision for legal obligation and other	6,262	3,868
Provision for employee related obligations	849	771
Carry forward tax losses and foreign tax credit	3,600	3,600
Temporary differences, net	887	1,185
	11,874	9,590
Valuation allowance	(3,476)	(3,276)
	8,398	6,314

K.	Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2017	2016	2015
The Company and its Israeli subsidiaries	22,138	22,634	23,987
Non-Israeli subsidiaries	33,408	27,420	17,846
	55,546	50,054	41,833

L.	Uncertain tax positions

The Company and its subsidiaries files income tax returns in Israel, US, Argentina and Brazil.

Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	US dollars

Balance at January 1, 2015	421
Decrease related tax positions of prior years	(419)
Translations differences related to the current year	(2)
Balance at December 31, 2017, 2016 and 2015	-

As of December 31, 2017 there are no uncertain tax positions